RESTRICTED NET ASSETS (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
RESTRICTED NET ASSETS
Percentage of annual after-tax profits to foreign enterprise	10.00%
Percentage of registered capital for mandatory transfer of its after-tax profits by the foreign	50.00%
Percentage of after-tax profit to general reserve	10.00%
Amount of net assets restricted	¥ 3,648,391	$ 521,713
Domestic tax authority
RESTRICTED NET ASSETS
Percentage after-tax profits to domestic enterprise	10.00%
Percentage of registered capital for mandatory transfer of its after-tax profits by the domestic entities	50.00%